Acquisition of Trend Discovery Holdings, Inc. (Details Textual) - shares shares in Thousands	1 Months Ended
	May 31, 2019	May 23, 2017	May 19, 2017
Acquisition of Trend Discovery Holdings Inc (Textual)
Number of shares exchange acquired in assets and liabilities			300
Sphereit Llc [Member]
Acquisition of Trend Discovery Holdings Inc (Textual)
Shares issued for company acquisition, description		Employment agreements pursuant to which each of the three executive employees received 100 shares of the Company's common stock and became employed by Zest Labs.
Business acquisition, exchange of shares		300
TREND DISCOVERY HOLDINGS, INC [Member]
Acquisition of Trend Discovery Holdings Inc (Textual)
Number of shares exchange acquired in assets and liabilities	5,500
Shares issued for company acquisition, description	The Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with Trend Discovery Holdings Inc., a Delaware corporation ("Trend Holdings") for the Company to acquire 100% of Trend Holdings pursuant to a merger of Trend Holdings with and into the Company (the "Merger"). The Merger was completed as agreed in the Merger Agreement, the Company is the surviving entity in the Merger and the separate corporate existence of Trend Holdings has ceased to exist. Pursuant to the Merger, each of the 1,000 issued and outstanding shares of common stock of Trend Holdings was converted into 5,500 shares of the Company's common stock. No cash was paid relating to the acquisition.